Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000078270 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000078270 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078270 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078270 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078270 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078270 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078270 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078270 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078270 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078270 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078270 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000078270 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000078270 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000078270 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000078270 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000078270 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000078270 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078270 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078270 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078270 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078271 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000078271 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078271 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078271 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078271 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078271 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078271 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078271 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078271 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078271 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078271 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000078271 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000078271 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000078271 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000078271 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000078271 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000078271 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078271 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078271 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078271 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177203 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000177203 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000177203 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177203 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177203 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177203 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177203 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177203 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177203 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177203 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177203 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000177203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000177203 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000177203 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000177203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000177203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000177203 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000177203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000177203 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219317 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000219317 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219317 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219317 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219317 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219317 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219317 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219317 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219317 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219317 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219317 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000219317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000219317 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000219317 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000219317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219317 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219317 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.80%